Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation	Share-Based Compensation
The Company offers equity incentive plans to employees, directors, and others providing similar employee-related services, which meet the definition of an equity-classified share-based payment.
Stock Options
The Company has five ownership-based participation rights plans for employees, directors, and certain third-party providers. In accordance with the provisions of the plans, as approved by the directors and shareholders, grantees have been granted options to purchase common shares at exercise prices based on the fair value price of the Company’s common shares on the date of grant as approved by the directors. The stock options generally have a service condition of two to five years and vest over time as the service condition is being satisfied. Upon termination of employment, unvested stock options are evaluated for forfeiture or modifications, subject to the terms of the awards and Company's policies. The below table reflects the pre-combination shares under option multiplied by the exchange ratio and the weighted average exercise price divided by the exchange ratio.
Stock option awards outstanding as of March 31, 2023 and changes during the period ended March 31, 2023 were as follows:

	Shares under option (thousands)	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2023	14,661	$1.48	5.80	$58,565
Vested and expecting to vest at January 1, 2023	14,661	1.48	5.80	58,565
Exercisable at January 1, 2023	11,203	$1.44	5.15	$45,204
Granted	259	9.97	—	34
Exercised	(472)	1.59	—	1,827
Cancelled/forfeited	(93)	1.18	—	673
Outstanding at March 31, 2023	14,355	$1.63	5.81	$33,903
Vested and expecting to vest at March 31, 2023	14,355	1.63	5.81	33,903
Exercisable at March 31, 2023	11,303	$1.44	5.25	$27,650
The Company recorded compensation expense related to the options of $764 and $738 for the three months ended March 31, 2023 and March 31, 2022, respectively. Unrecognized compensation costs as of March 31, 2023 was $4,321 and will be recognized over a weighted average of 2.37 years.
Restricted Stock Awards (“RSAs”)
RSAs become eligible to vest upon the satisfaction of a time-based service condition. However, in order to vest, a liquidity event, defined as acquisition, asset transfer, or initial listing, must occur within 10 years from the grant date. Upon a liquidity event, if the participant’s service has not terminated, the entire RSA award vests in full, whether or not previously eligible for vesting. If the participant’s service has terminated and they have satisfied the time-based service condition, the RSAs that are outstanding and eligible for vesting immediately vest in full upon liquidity event. The time-based service requirements of the RSAs have a maximum term of three years from the date of grant.
As of December 31, 2022, there were 2,535,825 outstanding unvested shares for a weighted average grant date fair value of $1.08. This is also the number of RSAs that vested as a result of the Business Combination on the Closing Date. The vesting of the RSAs resulted in compensation expense of $2,741. Subsequent to the vesting of these shares, the holders of the RSAs surrendered 771,141 common shares to fund the payment of payroll tax on
their behalf by the Company. This resulted in a total cash payment of $7,650 by the Company for employee payroll taxes associated with this vesting event.	Share-Based Compensation
The Company offers share option plans to employees, directors, and others providing similar employee-related services, which meet the definition of an equity-classified share-based payment.
Stock Options
The Company has five ownership-based participation rights plans for employees, directors, and certain third-party providers. In accordance with the provisions of the plans, as approved by the directors and shareholders, grantees have been granted options to purchase common shares at an exercise price based on the fair value price of the Company’s common shares on the date of grant as approved by the directors. The stock options generally have a service condition of two to five years and vest over time as the service condition is being satisfied. Upon termination of employment, unvested stock options are evaluated for forfeiture or modifications, subject to the terms of the awards and Company's policies. The below table reflects the pre-combination shares under option multiplied by the exchange ratio and the weighted average exercise price divided by the exchange ratio.
Stock option awards outstanding as of December 31, 2022 and changes during the period ended December 31, 2022 were as follows:

	Shares under option (thousands)	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2022	16,822	$1.50	6.16	$27,796
Vested and expecting to vest at January 1, 2022	16,822	1.50	6.16	27,796
Exercisable at January 1, 2022	10,845	$1.44	4.85	$18,499
Exercised	(1,968)	1.60	—	3,520
Cancelled/forfeited	(191)	2.20	—	218
Expired	(2)	1.52	—	4
Outstanding at December 31, 2022	14,661	$1.48	5.80	$58,565
Vested and expecting to vest at December 31, 2022	14,661	1.48	5.80	58,565
Exercisable at December 31, 2022	11,203	$1.44	5.15	$45,204
The Company recorded compensation expense of $2,527 and $2,531 for the years ended December 31, 2022 and December 31, 2021, respectively. Unrecognized compensation costs as of December 31, 2022 was $3,354 and will be recognized over a weighted average of 2.07 years .
Restricted Stock Awards (“RSAs”)
RSAs become eligible to vest upon the satisfaction of a time-based service condition. However, in order to vest, a liquidity event, defined as acquisition, asset transfer, or initial listing, must occur within 10 years from the grant date. Upon a liquidity event, if the participant’s service has not terminated, the entire RSA award vests in full, whether or not previously eligible for vesting. If the participant’s service has terminated and they have satisfied the time-based service condition, the RSAs that are outstanding and eligible for vesting shall immediately vest in full upon liquidity event. The time-based service requirements of the RSAs have a maximum term of three years from the date of grant.
As of December 31, 2022, there were 2,535,825 outstanding unvested shares for a weighted average fair value of $1.08. There were no changes during the year ended December 31, 2022.
As of December 31, 2022, and December 31, 2021 the Company concluded that the liquidity event performance condition described above for the RSAs was not probable of being satisfied at such time. As a result, the Company did not recognize any compensation expense during the years ended December 31, 2022 and December 31, 2021 for these RSAs.